CORNERCAP GROWTH FUND

                      ANNUAL REPORT TO SHAREHOLDERS










                               A Series of
                         CornerCap Group of Funds
                      A "Series" Investment Company











                        FOR THE FISCAL YEAR ENDED
                              MARCH 31, 1997

The Peachtree, Suite 1700              Advisor: (800) 728-0670
1355 Peachtree Street NE               Administrator:  (888) 81 FUNDS
Atlanta, GA  30309                     Telecopier:  (404) 892-9353

                           CornerCap Growth Fund
                    Manager's Report to the Shareholders
                     for the year ended March 31, 1997


Dear Shareholder:


     As of our March 31, 1997, fiscal year end, the Fund's net asset value was $11.67 per share. For the year, this reflects a total return of 19.8%. In a few months (September 30) we will have managed the CornerCap Growth Fund for five years. This is an important date for us, since many prospective fund investors closely scrutinize five year performance results before making an investment. Long term investors will remember the poor pre-9/30/92 performance delivered by the previous advisors to the Fund. We look forward to those results continuing to drop further off the historic charts.

     As depicted on the price chart on the back of this page, the Fund has gone from $6.87 at 9/30/92 to $12.72 per share as of 5/28/97, and this does not consider the dividends paid over that period. This most recent price reflects a 9% growth in our Fund's shares since our last quarterly report on March 31, 1997. This recent return, plus the 28.9% return in 1996 (ranking our Fund 14th in the nation for capital appreciation), has enabled the Fund to deliver results that we believe are attractive for our shareholders. More importantly, this has not been a good market for smaller capitalization, value-oriented equity securities, which is the focus of our Fund's investment approach.

     The objective of the Fund is to be approximately fully invested in a diversified portfolio of small to intermediate size common stocks. We talk to most shareholders before they make a contribution to the Fund, and we try to insure that their objectives are consistent with those of the Fund. Attached is the Annual Report prepared by the Fund's auditors, Tait, Weller & Baker. As part of the financial statements, you will find a list of the portfolio holdings as of March 31, 1997, grouped by industry classification.

     As we have been promising our shareholders, we have added another member to our CornerCap Group of Funds. We are now managing the CornerCap Balanced Fund, which has a Net Asset Value of $8.25 per share as of May 28, 1997. The investment objectives for this fund are more conservative than for the CornerCap Growth Fund. While the Balanced Fund will have a significant growth component, targeting approximately 60% in equities over time, it will also have a target allocation for fixed income securities -- corporate and government bonds. The Balanced Fund should be less volatile than the Growth Fund, and it will generate a higher portion of its total return from yield.

     There are no load charges for contributing or withdrawing moneys from any CornerCap Fund. Also, we are not paying 12b1 fees on the Funds. Since there is no way to adequately compensate a broker for selling our Funds, they are typically not offered through the retail brokerage firms. Our Funds may be purchased through a Charles Schwab brokerage account, or more typically, direct from the Transfer Agent, Fortune Fund Administration (888/81FUNDS).

     With all of our investment products, we work hard to create a strategy and structure that will create (1) the highest possible return for a given target risk, (2) the lowest possible downside volatility relative to that risk, and (3) at the lowest possible cost. In that regard, using our family of CornerCap mutual funds and several Federated Investor funds, we have developed an excellent 401K product for our clients. We use Fortune Benefits, an affiliate company of Fortune Fund Administration, to do the administration for the plans. We charge no investment management fee to the 401K plan. This is a one-stop-shopping product that is designed to deliver good performance and to minimize the hassles and costs often experienced by trustees and participants.

     Thank you for your investment in the CornerCap Growth Fund, and for your continued support of your investment advisor, Cornerstone Capital. Please let us know if we can be of further service to you or someone you know.
"Comparison of Change in Value of a $10,000 investment in the CornerCap Growth Fund, the Value Line Index, & the S&P 500 Index" Subtitle
Note: This is the footnote


                  CGF    Value Line
     9/92      "10,000"  "10,000"
     12/92     "10,771"  "10,857"
     3/93      "11,019"  "11,454"
     6/93      "11,063"  "11,436"
     9/93      "11,048"  "11,882"
     12/93     "11,354"  "12,244"
     3/94      "11,223"  "11,863"
     6/94      "11,485"  "11,500"
     9/94      "11,909"  "12,096"
     12/94     "12,275"  "11,713"
     3/95      "12,597"  "12,380"
     6/95      "12,899"  "13,247"
     9/95      "13,183"  "14,148"
     12/95     "13,473"  "14,205"
     3/96      "14,449"  "14,858"
     6/96      "15,760"  "15,313"
     9/96      "15,789"  "15,455"
     12/96     "17,375"  "16,334"
     3/97      "17,315"  "16,189"

     12.98%    11.30%
"Comparison of Change in Value of $10,000 investment in the CornerCap Growth Fund, the Value Line Index, & the S&P 500
Index"
Subtitle
Note: This is the footnote


                 CGF          Value Line
     9/30/86   "10,000"       "10,000"
     3/31/87   "11,112"       "11,286"
     3/31/88   "7,875"        "9,858"
     3/31/89   "8,906"        "10,883"
     3/31/90   "8,411"        "11,036"
     3/31/91   "7,963"        "11,027"
     3/31/92   "9,383"        "12,205"
     3/31/93   "9,359"        "13,556"
     3/31/94   "9,519"        "14,039"
     3/31/95   "10,138"       "14,651"
     3/31/96   "11,743"       "17,567"
     3/31/97   "14,092"       "19,148"

     5year     8.47%
     inception 3.03%
Cornerstone Capital Corp.
May 30, 1997

        Sep-92        $6.87
        Oct-92        $6.87
        Nov-92        $7.20
        Dec-92        $7.40
        Jan-93        $7.64
        Feb-93        $7.50
        Mar-93        $7.57
        Apr-93        $7.59
        May-93        $7.67
        Jun-93        $7.60
        Jul-93        $7.53
        Aug-93        $7.63
        Sep-93        $7.59
        Oct-93        $7.64
        Nov-93        $7.59
        Dec-93        $7.78
        Jan-94        $8.09
        Feb-94        $8.01
        Mar-94        $7.69
        Apr-94
                      $7.76
        May-94        $7.90
        Jun-94        $7.87
        Jul-94        $8.05
        Aug-94        $8.32
        Sep-94        $8.16
        Oct-94        $8.24
        Nov-94        $8.04
        Dec-94        $8.39
        Jan-95        $8.26
        Feb-95        $8.54
        Mar-95        $8.61
        Apr-95        $8.68
        May-95        $8.84
        Jun-95        $8.82
        Jul-95        $9.03
        Aug-95        $9.05
        Sep-95        $9.01
        Oct-95        $8.51
        Nov-95        $8.94
        Dec-95        $9.15
        Jan-96        $9.15
        Feb-96        $9.53
        Mar-96        $9.81
        Apr-96        $10.38
        May-96        $10.64
        Jun-96        $10.68
        Jul-96        $10.20
        Aug-96        $10.50
        Sep-96        $10.72
        Oct-96        $10.91
        Nov-96        $11.36
        Dec-96        $11.71
        Jan-97        $11.88
        Feb-97        $11.97
        Mar-97        $11.67
        Apr-97        $11.79
        May-97        $12.72
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
CornerCap Growth Fund
Atlanta, Georgia


We have audited the accompanying statement of assets and liabilities of CornerCap Growth Fund, including the portfolio of investments, as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Growth Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.



/s/ Tait, Weller & Baker


Philadelphia, Pennsylvania
May 23, 1997
CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 1997
___________________________________________________________________

                                                                                               Value
    Shares                                                                                   (Note 1-A)
    ------                                                                                   ----------
                COMMON STOCKS - 97.86%
                ----------------------
                Building Materials - 5.16%
    10,700         Southdown, Inc.                                                            $   366,475
    11,750         International Aluminum Corp.                                                   296,688
                                                                                              -----------
                                                                                                  663,163
                                                                                              -----------
                Specialty Chemicals - 2.06%
    12,450         Furon Company                                                                  264,562
                                                                                              -----------
                Computer Software & Service - 2.53%
    12,750         BancTec, Inc. *                                                                325,125
                                                                                              -----------
                Containers - Metal Glass - 2.27%
    11,000         Ball Corp.                                                                     291,500
                                                                                              -----------
                Diversified Companies - 2.26%
     6,400         Sprint Corp.                                                                   291,200
                                                                                              -----------
                Electric Products - 5.19%
    13,000         Ametek                                                                         274,625

    10,300         Dynamics Corp. of America                                                      392,688
                                                                                              -----------
                                                                                                  667,313
                                                                                              -----------
                Electronic Components - 2.21%
    12,400         Watkins Johnson                                                                283,650
                                                                                              -----------
                Electronics - Distributor - 2.04%
    14,600         Bell Industries                                                                262,800
                                                                                              -----------
                Equipment - Medical - 2.27%
    14,500         Marquette Medical System                                                       291,813
                                                                                              -----------
                Franchise - 4.94%
    30,800         NPC International                                                              327,250

    14,900         Wendy's International                                                          307,312
                                                                                              -----------
                                                                                                  634,562
                                                                                              -----------
                Furniture/Home Furnishings - 2.83%
    21,100         Culp, Inc.                                                                     363,975
                                                                                              -----------
                Home Building - 4.41%
    21,900         Ryland Group, Inc.                                                             257,325

    10,600         Pulte                                                                          310,050
                                                                                              -----------
                                                                                                  567,375
                                                                                              -----------
                Instruments - Controls - 2.00%
    11,700         Duricon Co.                                                                    257,400
                                                                                              -----------

__________________________________________________________________________
CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 1997
____________________________________________________________________

                                                                                               Value

    Shares                                                                                   (Note 1-A)
    ------                                                                                   ----------
                Insurance - Diversified - 2.14%
     5,650         American Bankers Insurance Group                                               275,438
                                                                                              -----------
                Insurance - Life - 2.68%
     6,450         Providian Corp.                                                                345,075
                                                                                              -----------
                Insurance - Property & Casualty - 4.48%
    31,742         Gainsco, Inc.                                                                  285,678
     4,700         Orion Capital Corp.                                                            290,225
                                                                                              -----------
                                                                                                  575,903
                                                                                              -----------
                Integrated Steel Producer - 2.15%
    14,200         Inland Steel Industries                                                        276,900
                                                                                              -----------
                Machinery - Diversified - 4.11%
    20,800         Huffy Corp.                                                                    286,000

     9,300         Standex International                                                          242,962
                                                                                              -----------
                                                                                                  528,962
                                                                                              -----------
                Manufacturer - Industrial - 2.23%
     9,150         Crane Co.                                                                      287,081
                                                                                              -----------
                Merchandise - Discount Store - 1.93%
    16,500         Shopko Stores                                                                  247,500
                                                                                              -----------
                Metal Fabricating & Fasteners - 2.17%
    18,600         Handy & Harman                                                                 279,000
                                                                                              -----------
                Mineral Resources - 2.05%
    11,100         Cyprus Amax Minerals                                                           263,625
                                                                                              -----------
                Oil Refining - 1.72%
    21,000         Tesoro Petroleum                                                               220,500
                                                                                              -----------
                Retail - Mail Order - 1.89%
    15,300         Blair Corp.                                                                    242,887
                                                                                              -----------
                Restaurants - 2.17%
    31,000         Piccadilly Cafeterias                                                          279,000
                                                                                              -----------
                Scientific Equipment - 3.88%
    13,200         EG&G, Inc.                                                                     275,550
                                                                                              -----------

    15,000         VWR Scientific Products                                                        223,125
                                                                                              -----------

                                                                                                  498,675
                                                                                              -----------
                Securities Brokerage - 2.04%
     5,250         Salomon, Inc.                                                                  261,844
                                                                                              -----------

CORNERCAP GROWTH FUND

March 31, 1997
__________________________________________________________________

                                                                                               Value
    Shares                                                                                   (Note 1-A)
    ------                                                                                   ----------
                Shipping - 2.79%
    36,850         OMI Corp.                                                                      359,288
                                                                                              -----------
                Steel - Specialty - 2.31%
    17,100         Oregon Steel                                                                   297,113
                                                                                              -----------
                Telecommunications - Foreign - 2.48%
     4,450         Telefonica de Espana Sponsored ADR                                             319,287

                Textiles - Apparel - 5.82%
    14,950         Kellwood Co.                                                                   373,750

    48,300         Tultex Corporation                                                             374,325
                                                                                              -----------
                                                                                                  748,075
                                                                                              -----------

                Textiles - Manufacture/Recycles - 1.66%
    12,200         Wellman, Inc.                                                                  213,500
                                                                                              -----------
                Tobacco - 4.31%
    10,550         UST Inc.                                                                       294,081

     9,000         Universal Corp.                                                                259,875
                                                                                              -----------
                                                                                                  553,956
                                                                                              -----------

                Transport - Equipment - 2.68%
    17,640         VarLen Corp.                                                                   343,980
                                                                                              -----------

                      Total Common Stocks (Cost $11,249,930)                                   12,582,027

Principal
Amount          SHORT-TERM INVESTMENTS - 2.07%
$265,893        Wachovia Bank Short-Term Authorized Demand Notes
                   (Cost $265,893)                                                                265,893
                                                                                              -----------

                      Total Investments (Cost $11,515,823)(a)                   99.93 %        12,847,920
                      Other Assets in Excess of Liabilities - Net                 .07               8,377
                                                                               -------         ----------
                         Net Assets                                            100.00 %    $   12,856,297
                                                                               ========        ==========
 *  Non-Income Producing Security

(a)  Aggregate cost for federal income tax purposes is $11,515,823.  At
     March 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
     Unrealized appreciation                                                                 $    2,030,948
     Unrealized depreciation                                                                        698,851
                                                                                                 ----------
     Net unrealized appreciation                                                             $    1,332,097
                                                                                                ===========
_________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1997
_________________________________________________________________________

ASSETS
   Investments at market value, (Identified cost $7,265,699) (Note 1-A)                    $   12,847,920
   Cash                                                                                             1,059
   Dividends receivable                                                                            10,371
   Other assets                                                                                    27,231
                                                                                              -----------
         Total assets                                                                          12,886,581
                                                                                              -----------

LIABILITIES
   Payable for capital stock redeemed                                                              19,219

   Accrued expenses                                                                                11,065
                                                                                              -----------
         Total liabilities                                                                         30,284
                                                                                              -----------
NET ASSETS
   (Applicable to 1,101,025 shares outstanding,
      $.01 par value, unlimited shares authorized)                                         $   12,856,297
                                                                                              ===========

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($12,856,297 divided by 1,101,025 shares)                                                $       11.68
                                                                                                  =======

NET ASSETS
   At March 31, 1997, net assets consisted of:
      Paid-in capital                                                                      $   10,739,717
      Accumulated net investment income                                                            22,440
      Accumulated net realized gains on investments                                               762,043
      Unrealized appreciation of investments                                                    1,332,097
                                                                                           --------------
                                                                                           $   12,856,297
                                                                                           ==============


_____________________________________________________________
See accompanying notes to financial statements
CORNERCAP GROWTH FUND

STATEMENT OF OPERATIONS

Year ended March 31, 1997
_____________________________________________________________

INVESTMENT INCOME
   Income
      Interest                                                                             $      22,681
      Dividends                                                                                  187,360
                                                                                              ----------
         Total investment income                                                                 210,041

   Expenses
      Fund accounting fees                                                                        21,226
      Advisory fee (Note 2)                                                                      110,145
      Professional fees                                                                           15,775
      Custodian fees                                                                               2,461
      Transfer agent fees                                                                         32,248
      Administration fees                                                                         24,079
      Shareholder servicing costs                                                                  6,377
      Registration fees                                                                            2,592
      Insurance                                                                                   10,282
      Trustees fees                                                                                7,939
      Miscellaneous                                                                                3,878
                                                                                              ----------
      Total expenses                                                                             237,002
      Less expenses waived and reimbursed (Note 2)                                               (48,145)
                                                                                              -----------
         Net expenses                                                                            188,857
                                                                                              ----------
           Net investment income                                                                  21,184
                                                                                              ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions                                                1,620,467
   Increase in unrealized appreciation of investments                                            233,821
                                                                                              ----------
         Net realized and unrealized gain on investments                                       1,854,288
                                                                                              ----------
           Net increase in net assets resulting from operations                             $  1,875,472
                                                                                              ==========



_______________________________________________________________
See accompanying notes to financial statements

CORNERCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended March 31, 1997 and 1996
______________________________________________________________

                                                                              1997                1996
                                                                              ----                ----
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income                                           $       21,184        $     40,178
      Net realized gain on investments                                     1,620,467             201,707
      Increase in unrealized appreciation of investments                     233,821             862,129
                                                                        ------------         -----------
         Net increase in net assets resulting from operations              1,875,472           1,104,014

   Distributions to shareholders from
      Net investment income ($.01 and $.06, respectively)                    (13,865)            (51,322)
      Realized gains ($.07 and $0, respectively)                             (75,349)               -
                                                                        ------------         -----------
         Total distributions                                                 (89,214)            (51,322)
                                                                        ------------         -----------
   Capital share transactions (a)
      Increase in net assets resulting from
         capital share transactions                                        2,698,790              19,909
                                                                        ------------         -----------

           Total increase in net assets                                    4,485,048           1,072,601

NET ASSETS
   Beginning of year                                                       8,371,249           7,298,648
                                                                        ------------         -----------
   End of year
      (including accumulated net investment income of
      $22,440 and $15,121, respectively)                              $   12,856,297        $  8,371,249
                                                                        ============         ===========

(a) Summary of capital share activity follows:

                                                         1997                           1996
                                                         ----                           ----
                                                Shares           Value          Shares          Value
                                                ------           -----          ------          -----
      Shares sold                               375,974    $   4,117,045        211,232    $   1,880,260
      Shares reinvested                           7,481           87,223          5,691           50,656
      Shares redeemed                          (135,896)      (1,505,478)      (210,768)      (1,911,007)
                                               --------       ----------      ---------      -----------
      Net increase                              247,559    $   2,698,790          6,155    $      19,909
                                               ========      ===========      =========      ===========


____________________________________________________________
See accompanying notes to financial statements
CORNERCAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)
_____________________________________________________________

                                                           Years ended March 31,
                                                           ---------------------
                                              1997     1996      1995       1994       1993
                                              ----     ----      ----       ----       ----
Per Share Operating Performance
   Net asset value,
      beginning of year                      $9.81     $8.61     $7.69      $7.58      $7.60
                                             -----------------------------------------------
   Income from
      investment operations -
      Net investment income (loss)             .02       .04       .05        .02        .23
      Net realized and unrealized
         gain (loss) on investments           1.93      1.22       .89        .11      (.25)
                                             -----------------------------------------------
         Total from
           investment operations              1.95      1.26       .94        .13      (.02)
                                             -----------------------------------------------
   Less distributions from
      Net investment income                    .01       .06       .02        .02          -
      Realized gains                           .07      -         -          -             -
                                             -----------------------------------------------
         Total distributions                   .08       .06       .02        .02          -
                                             -----------------------------------------------
   Net asset value,
      End of year                           $11.68     $9.81     $8.61      $7.69      $7.58
                                             ===============================================
Total Return                                 19.94%    14.64 %   12.25 %     1.71 %   (.26)%

RATIOS/SUPPLEMENTAL DATA
   Net assets,
      end of year ($000)                   $12,856    $8,371    $7,299     $4,229     $3,042

   Ratios to average net assets
      Expenses                               1.71%     1.75%     1.87%      2.00%      2.00%
      Net investment income (loss)            .19%      .49%      .70%       .13%       .40%

   Portfolio turnover rate                  37.13%    40.83%    55.12%     35.58%     83.40%

   Average Commission Rate
      per share                               .1129



__________________________________________________________
See accompanying notes to financial statements
CORNERCAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1997
_________________________________________________________________________

(1)    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   CornerCap Growth Fund (the "FUND") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

   A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   D. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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(2)    TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Fund has an investment advisory agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

     The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administration costs involved in the day to day operations of the Fund. The Fund bears all other costs and expenses.

     Under the investment advisory agreement, if the aggregate expenses of the Fund (including the fees to the Advisor but excluding taxes, interest, brokerage fees and commissions, distribution fee and extraordinary expenses) exceed the limitations imposed by state securities administrators, the Advisor will reduce its fee by the amount of such excess.

     In addition, the Advisor has undertaken to pay fund expenses in excess of 2.0% of average net assets for the Fund's fiscal year ending March 31, 1997. For the year ended March 31, 1997, the Advisor waived the Advisory fee of $48,145.

     DISTRIBUTION AGREEMENT AND PLAN

     The Fund has adopted a Distribution Plan pursuant to which the Fund reimburses the Advisor for marketing expenses incurred in distributing shares of the Fund, primarily the cost of printing sales material. This expense is limited to 1/4 of 1% of the Fund's average net assets. For the year ending March 31, 1997, no such reimbursements were made.


(3)  PURCHASES AND SALES OF SECURITIES

   For the year ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,428,637 and $3,907,930, respectively.


(4)  FEDERAL INCOME TAXES

   It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.